Other Gains (Losses) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other gains
Gains on disposal of property, plant and equipment	₩ 148,667	₩ 56,284	₩ 93,195
Gains on disposal of inventories	11,091	4,446	3,373
Gains on disposal of intangible assets	41	1	1,556
Reversal of impairment loss on property, plant and equipment	134,735	0	7,805
Reversal of impairment loss on intangible assets	0	14	0
Gains on proxy collection of TV license fee	42,286	42,271	41,438
Gains on foreign currency translation	36,097	20,598	8,917
Gains on foreign currency transaction	235,221	48,671	61,865
Gains on insurance proceeds	43,497	144	43,800
Miscellaneous Other Gains	294,091	250,174	322,379
Gains on compensation of impaired electric poles	768	812	978
Gains on harbor facilities dues	4,198	3,281	2,231
Gains on technical fees	2,972	3,968	4,826
Reversal of occupation development training fees	525	229	352
Gains on disposal of waste	7,749	4,272	6,927
Gains on insurance	0	690	0
Gains on tax rebate	548	685	772
Gains on other commission	2,097	1,822	1,643
Gains on disposal of assets held-for-sale	236	160	0
Others of Miscellaneous Other Gains	221,621	178,799	259,839
Gains on disposal of greenhouse gas emissions rights	0	8,739	0
Other losses
Losses on disposal of property, plant and equipment	(100,066)	(92,622)	(162,725)
Losses on disposal of intangible assets	(116)	(145)	(392)
Losses on valuation of other non-current assets	0	0	(241)
Impairment loss on property, plant and equipment	(37,311)	(4,056)	(80,413)
Impairment loss on intangible assets	(164)	0	(3,599)
Impairment loss on other non-current assets	0	(16,035)	0
Losses on foreign currency translation	(14,738)	(4,732)	(17,664)
Losses on foreign currency transaction	(299,117)	(67,990)	(49,694)
Miscellaneous Other Losses	(197,715)	(181,787)	(189,695)
Losses on valuation of inventories	14,528	7,761	4,998
Losses on disposal of inventories	8,324	8,874	37,644
Losses due to disaster	5,068	6,238	16,814
Losses on rounding adjustment of electric charge surtax	1,317	1,283	1,276
Others of miscellaneous other losses	168,478	146,349	128,963
Loss on disposal of greenhouse gas emissions rights	0	11,282	0
Total miscellaneous other losses	197,715	181,787	189,695
Net other gains	₩ 243,122	₩ 8,519	₩ 35,094